Net Income - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Employee Benefit Expenses [Line Items]
Defined contribution plans	$ 784		$ 708	$ 654
Defined benefit plans pension costs recognized in profit and loss	1,216		2,001	2,859
Post-employment benefit	2,000		2,709	3,513
Compensation cost of share-based payment transactions	19	$ 0	8	2
Other employee benefit	42,654		42,246	42,640
Employee benefit expenses	44,673		44,963	46,155
Summary by functions
Compensation distributed to the employees			1,202	1,126
Remuneration paid to the directors			36	35
Operating costs [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Defined benefit plans pension costs recognized in profit and loss	725		1,205	1,726
Employee benefit expenses	22,734		23,005	23,587
Operating expenses [Member]
Disclosure Of Employee Benefit Expenses [Line Items]
Employee benefit expenses	$ 21,939		$ 21,958	$ 22,568